10Q SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Apr. 24, 2025	Jan. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 13, 2025	Oct. 24, 2024
Class of Stock [Line Items]
Stock repurchased and retired (in shares)			4,218,350	6,061,999	12,730,000	4,065,000	23,266,000
Cost of shares repurchased, including commissions and applicable excise taxes			$ 449,000	$ 808,400	$ 1,565,688	$ 413,667	$ 2,929,814
Average cost per share (in USD per share)			$ 106.45	$ 133.35	$ 123.00	$ 101.77	$ 125.93
Authorized repurchase amount									$ 2,500,000
Price per share (in USD per shares)				130.80
Remaining authorized repurchase amount			$ 1,405,700		$ 1,850,000
Dividends declared (in USD per share)			$ 0.25	$ 0.25	$ 1.00	$ 1.00	$ 1.00
Subsequent Event
Class of Stock [Line Items]
Dividends declared (in USD per share)	$ 0.25	$ 0.25
Accelerated Share Repurchase, February 2025
Class of Stock [Line Items]
Stock repurchased and retired (in shares)			2,449,366	1,414,759
Average cost per share (in USD per share)			$ 102.07
Authorized repurchase amount								$ 250,000
1.500% convertible notes due March 1, 2031 | Convertible Debt
Class of Stock [Line Items]
Stated interest rate (as a percent)			1.50%	1.50%